Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 19)	$ 1,531	$ 1,376
Environmental liabilities (Note 20)	41	68
Lease obligations	37	43
Asset retirement obligations (Note 21)	36	28
Derivative liabilities (Note 17)	2	0
Other long-term liabilities	35	30
Other long-term liabilities	$ 1,682	$ 1,545